Inventories (Details) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Classes of current inventories [abstract]
Raw materials	₨ 12,287		₨ 10,594
Work-in-progress	10,009		6,806
Finished goods (includes stock-in-trade)	19,829		15,126
Packing materials, stores and spares	3,287		2,540
Total Inventories	₨ 45,412	$ 621	₨ 35,066